LONG TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
LONG TERM DEBT

12. Long Term Debt

(a) In January 2018, ENP Investments signed a $200,000 promissory note with Midland with a rate of 5.250% to be repaid over 7 years with equal monthly installments plus interest. This money was used to purchase production equipment and interest for the three months ended March 31, 2021 was $1,510. In May 2021, ENP Investments paid the loan in full with cash on hand.

(b) In April 2020, NanoChem received a two year loan of $322,000 through the Paycheck Protection Program with a rate of 1%. In March, 2021, the loan was forgiven by the SBA and has been recorded as Other Income of the condensed interim consolidated statements of operations and comprehensive income for the three month period ended March 31, 2021.

(c) In April 2020, ENP Investments received a two year loan of $215,960 through the Paycheck Protection Program with a rate of 1%. In March, 2021, the loan was forgiven by the SBA and has been recorded as Other Income of the condensed interim consolidated statements of operations and comprehensive income for the three month period ended March 31, 2021.

(d) In October 2020, NanoChem signed a $1,980,947 term loan with Midland with a rate of 3.85% to be repaid over 5 years with equal monthly payments including interest. The money was used to retire the debt at Harris related to the loan to purchase a 65% interest in ENP Investments. Interest expense for the three months ended March 31, 2022 was $15,130 (2021 - $18,606). The balance owing at March 31, 2022 is $1,459,983 (December 31, 2021 - $1,554,044).

The Company has committed to the following repayments:

2022	$382,705
2023	$397,414
2024	$413,516
2025	$360,409

(e) In October 2020, NanoChem signed a loan for $894,253 with Midland with an interest rate 3.85% to be repaid over two years with equal monthly payments including interest. The funds were used to replace the loan at Harris for the purchase of new manufacturing equipment. Interest expense for the three months ended March 31, 2022 was $3,417 (2021 - $7,739) The balance owing at March 31, 2022 is $268,708 (December 31, 2021 - $381,674).

The Company has committed to the following repayments:

2022	$381,674

(f) In January 2020, ENP Realty refinanced its mortgage and signed a loan for $450,000 with Stock Yards Bank & Trust to be repaid over 10 years with monthly installments plus interest. Interest for the first five years is at 4.35% and it will be adjusted for the last five years to the Cincinnati Federal Home Bank Loan 5 year fixed index plus 2.5%. Interest expense for the three months ended March 31, 2022 was $4,677 (2021 - $4,766). The balance owing at March 31, 2022 is $428,278 (December 31, 2021 - $430,779).

The Company has committed to the following repayments:

2023	$29,749
2024	$29,749
2025	$29,749

As of March 31, 2022, Company was in compliance with all loan covenants.

Continuity	March 31, 2022	December 31, 2021
Balance, January 1	$2,366,598	$3,847,638
Less: Forgiveness on PPP loans	-	(537,960)
Less: Payments on loan	(206,629)	(943,080)
Balance, end of period	$2,156,969	$2,366,598

Outstanding balance	March 31, 2022	December 31, 2021
a) Long term debt – Midland States Bank	$-	-
b) Long term debt – PPP	-	-
c) Long term debt – PPP	-	-
d) Long term debt – Midland States Bank	1,459,983	1,554,044
e) Long term debt – Midland States Bank	268,708	381,674
f) Long term debt – Stock Yards Bank & Trust	428,278	430,880
Long-term Debt	2,156,969	2,366,598
Less: current portion	(665,614)	(793,574)
	$1,491,355	$1,573,024

12. Long Term Debt

(a) In October 2018, NanoChem signed a $4,100,000 term loan with Harris with a rate of prime to be repaid over 7 years with equal monthly installments plus interest along two payments consisting of 25% prior year cash flow recapture, capped at $300,000, due May 31, 2019 and 2020. The money was used to purchase a 65% interest in ENP Investments. Interest expense for the year ended December 31, 2020 was $75,874. This loan was paid in October 2020 upon opening of credit facilities at Midland.

(b) In April 2019, NanoChem signed a loan for $1,100,000 with Harris with a rate of prime plus 0.5% for the purchase of new manufacturing equipment. The Company paid interest monthly until February 2020, when equal monthly installments of the principal and interest were due until January 2024. Interest expense for the year ended December 31, 2020 was $36,272. This loan was paid in October 2020 upon opening of credit facilities at Midland.

(c) In January 2018, ENP Investments signed a $200,000 promissory note with Midland with a rate of 5.250% to be repaid over 7 years with equal monthly installments plus interest. This money was used to purchase production equipment and in May 2021, ENP Investments paid the loan in full with cash on hand. Interest expense for the year ended December 31, 2021 was $2,788 (2020 - $7,588). The principal balance owing at December 31, 2021 is $nil (2020 - $125,543).

(d) In March 2016, ENP Investments signed a $45,941 promissory note with Ford Motor Credit Company with a rate of 0.00% interest to be repaid over 5 years with equal monthly installments. In August 2020, the loan was paid in full.

(e) In April 2020, NanoChem received a two year loan of $322,000 through the Paycheck Protection Program with a rate of 1%. In March, 2021, the loan was forgiven by the Small Business Administration and has been recorded as Other Income on the consolidated statements of income and comprehensive income for the year ended December 31, 2021.

(f) In April 2020, ENP Investments received a two year loan of $215,960 through the Paycheck Protection Program with a rate of 1%. In March, 2021, the loan was forgiven by the Small Business Administration and has been recorded as Other Income on the consolidated statements of income and comprehensive income for the year ended December 31, 2021.

(g) In October 2020, NanoChem signed a $1,980,947 term loan with Midland with a rate of 3.85% to be repaid over 5 years with equal monthly payments including interest. The money was used to retire the debt at Harris related to the loan to purchase a 65% interest in ENP Investments. Interest for the year ended December 31, 2021 was $69,831 (2020 - $13,389). The balance owing at December 31, 2021 is $1,554,044 (2020 - $1,920,976).

The Company has committed to the following repayments:

2022	$382,705
2023	$397,414
2024	$413,516
2025	$360,409

(h) In October 2020, NanoChem signed a loan for $894,253 with Midland with an interest rate 3.85% to be repaid over two years with equal monthly payments including interest. The funds were used to replace the loan at Harris for the purchase of new manufacturing equipment. Interest expense for the year ended December 31, 2021 was $24,827 (2020 - $6,218). The balance owing at December 31, 2021 is $381,674 (2020 - $822,380).

(i) In January 2020, ENP Mendota refinanced its mortgage and signed a loan for $450,000 with Stock Yards Bank & Trust to be repaid over 10 years with monthly installments plus interest. Interest for the first five years is at 4.35% and it will be adjusted for the last five years to the Cincinnati Federal Home Bank Loan 5 year fixed index plus 2.5%. Interest expense for the year ended December 31, 2021 was $17,107 (2020 - $18,049). The balance owing at December 31, 2021 is $430,880 (2020 - $440,779).

The Company has committed to the following repayments:

2022	$29,749
2023	$29,749
2024	$29,749
2025	$29,749

As of December 31, 2021, Company was in compliance with all loan covenants.

Continuity	December 31, 2021	December 31, 2020
Balance, January 1	$3,847,638	$4,380,393
Plus: Proceeds from loans	-	3,413,160
Plus: Loan acquired with acquisition of ENP Realty	-	450,000
Less: Forgiveness on PPP loans	(537,960)	-
Less: Payments on loan	(943,080)	(4,395,915)
Balance, December 31	$2,366,598	$3,847,638

Outstanding balance	December 31, 2021	December 31, 2020
a) Long term debt – Harris Bank	$-	$-
b) Long term debt – Harris Bank	-	-
c) Long term debt – Midland States Bank	-	125,543
d) Long term debt – Ford Credit	-	-
e) Long term debt – PPP	-	322,000
f) Long term debt - PPP	-	215,960
g) Long term debt – Midland States Bank	1,554,044	1,920,976
h) Long term debt – Midland States Bank	381,674	822,380
i) Long term debt – Stock Yards Bank & Trust	430,880	440,779
Long-term Debt	2,366,598	3,847,638
Less: current portion	(793,574)	(848,794)
	$1,573,024	$2,998,844